400 Howard Street P.O. Box 7101 San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
Edward.Baer@blackrock.com

October 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust. (the “Registrant”)

Securities Act File No. 33—197351

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated September 29, 2014 to the prospectus for iShares MSCI United Kingdom ETF. The purpose of this filing is to submit the 497 dated September 29, 2014 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Benjamin Haskin, Esq.